Related party transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related party transactions [Abstract]
Schedule of related party balances
	December 31, 2018	December 31, 2017
Shareholder loan	$6,230	$10,383
Due to related parties (Note 8)	83,331	16,814
	$89,561	$27,197

Schedule of key management personnel compensation
	December 31, 2018	December 31, 2017	December 31, 2016
Consulting fees	$335,114	$185,000	$136,500
Salary	459,440	280,167	45,000
Directors fees	165,336	-	-
Deferred salary for CEO	-	-	30,000
Stock-based compensation	1,497,881	659,228	1,238,013
	$2,457,771	$1,124,395	$1,449,513